RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Board of Directors
Transactions with related parties
Remuneration	Rp 475	Rp 401	Rp 347
% of total expenses	0.46%	0.39%	0.35%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 179	Rp 164	Rp 140
% of total expenses	0.17%	0.16%	0.14%